Business Segment Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	2
Litigation and opioid-related (expenses) credit, net	$ (60,671)	$ (227,070)	$ 24,693
Impairment of an equity investment	113,500
(Loss) gain on divestiture of businesses	(35,539)	0	40,665
Gain on the sale of a business	39,700
Gain on remeasurement of an equity investment	14,100
Segment reconciling items
Segment Reporting Information [Line Items]
Litigation and opioid-related (expenses) credit, net	$ (60,671)	(227,070)	24,693
Segment reconciling items | H.D. Smith Opioid Litigation Indemnity Escrow
Segment Reporting Information [Line Items]
Litigation and opioid-related (expenses) credit, net			$ 83,400
Segment reconciling items | Distribution Of Prescription Opioid Medications
Segment Reporting Information [Line Items]
Litigation and opioid-related (expenses) credit, net		263,100
Segment reconciling items | Opioid Lawsuits and Investigations, Prepayment
Segment Reporting Information [Line Items]
Opioid litigation settlement accrual		$ 92,200